UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)       [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
             ---------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
             ---------------------------------


Form 13F File Number:  28- 11828
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ----------------------
Title:     Managing Member
           ----------------------
Phone:     703-269-3400
           ----------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA                May 12, 2006
    [Signature]                       [City, State]                 [Date]


Report Type (Check only one.):

[X]      13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          ZERO
                                            -------------
Form 13F Information Table Entry Total:     16
                                            -------------

Form 13F Information Table Value Total:     246,443
                                            -------------
                                            (thousands)


List of Other Included Managers:            NONE
                                            -------------



Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ABITIBI-CONSOLIDATED INC            COM   003924107  11,803  2,844,000 SH    SOLE         N/A       2,844,000     0       0
AMERICAN INTL GROUP INC             COM   026874107  15,703    237,600 SH    SOLE         N/A         237,600     0       0
CENDANT CORP                        COM   151313103  12,136    699,500 SH    SOLE         N/A         699,500     0       0
CHEMTURA CORP                       COM   163893100  23,936  2,031,900 SH    SOLE         N/A       2,031,900     0       0
FEDERAL HOME LN MTG CORP            COM   313400301  17,647    289,300 SH    SOLE         N/A         289,300     0       0
GOLD KIST INC                       COM   380614107  19,310  1,527,700 SH    SOLE         N/A       1,527,700     0       0
GREAT ATLANTIC & PAC TEA INC        COM   390064103   9,001    257,700 SH    SOLE         N/A         257,700     0       0
KINGSWAY FINL SVCS INC              COM   496904103   5,763    282,500 SH    SOLE         N/A         282,500     0       0
NASH FINCH CO                       COM   631158102  18,798    628,700 SH    SOLE         N/A         628,700     0       0
NEWS CORP                           CL B  65248E203  14,039    799,500 SH    SOLE         N/A         799,500     0       0
NRG ENERGY INC                      COM   629377508  20,923    462,700 SH    SOLE         N/A         462,700     0       0
SEARS HOLDINGS CORP                 CL B  812350106  15,450    117,200 SH    SOLE         N/A         117,200     0       0
SMITHFIELD FOODS INC                COM   832248108  17,182    585,600 SH    SOLE         N/A         585,600     0       0
ST. JOE CO                          COM   790148100  16,854    268,200 SH    SOLE         N/A         268,200     0       0
WASHINGTON GROUP INTERNATIONAL INC  COM   938862208  14,479    252,300 SH    SOLE         N/A         252,300     0       0
XM SATELLITE RADIO HLDGS INC        COM   983759101  13,418    602,500 SH    SOLE         N/A         602,500     0       0


                                 TOTAL MARKET VALUE 246,443    11,886,900

